CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 3,659	$ 5,031
Restricted cash	687	772
Trade receivables, net	477	399
Financing receivables, net	19,734	19,167
Inventories, net	8,192	6,726
Property, plant and equipment, net	5,554	5,901
Investments in unconsolidated subsidiaries and affiliates	523	526
Equipment under operating leases	1,788
Equipment under operating leases		1,774
Goodwill	2,459	2,453
Other intangible assets, net	770	788
Deferred tax assets	580	591
Derivative assets	107	98
Other assets	2,395	1,874
Total Assets	46,925	46,100
LIABILITIES AND EQUITY
Debt	24,369	24,445
Trade payables	6,130	5,889
Deferred tax liabilities	133	114
Pension, postretirement and other postemployment benefits	1,445	1,488
Derivative liabilities	122	108
Other liabilities	9,204	8,958
Total Liabilities	41,403	41,002
Redeemable noncontrolling interest	33	30
Common shares, €0.01, par value; outstanding 1,350,834,202 common shares and 388,051,532 special voting shares at 6/30/2019; and outstanding 1,353,831,958 common shares and 388,725,624 special voting shares at 12/31/2018	25	25
Treasury stock, at cost; 13,565,994 common shares at 6/30/2019 and 10,568,238 common shares at 12/31/2018	(148)	(128)
Additional paid in capital	4,397	4,409
Retained earnings	3,057	2,596
Accumulated other comprehensive loss	(1,880)	(1,859)
Noncontrolling interests	38	25
Total Equity	5,489	5,068
Total Liabilities and Equity	$ 46,925	$ 46,100